Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis (Details) - Fair Value Recurring - CNY (¥)
¥ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 242,641	¥ 333,764
Long-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	56,972	57,660
Level 1 | Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	39,411	40,184
Level 2 | Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	203,230	293,580
Level 2 | Long-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 56,972	¥ 57,660